EBPs Obligation Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,187	$ 1,319
Service cost	45	50	$ 50
Interest cost	50	46	59
Plan participants’ contributions	0	0
Benefits paid	(111)	(35)
Net actuarial loss (gain)	69	(90)
Settlements	(3)	(103)
Net increase (decrease) in benefit obligation	50	(132)
Benefit obligation at end of year	1,237	1,187	1,319
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	186	206
Service cost	1	1	1
Interest cost	8	7	8
Plan participants’ contributions	2	2
Benefits paid	(12)	(13)
Net actuarial loss (gain)	30	(17)
Settlements	0	0
Net increase (decrease) in benefit obligation	29	(20)
Benefit obligation at end of year	$ 215	$ 186	$ 206